Citigroup Mortgage Loan Trust 2024-INV2 ABS-15G

Exhibit 99.1 - Schedule 4(a)

Edgar Loan ID	FIELD	SAMC	TAPE	MATCH
80000116	City	[Redacted]	[Redacted]	FALSE